Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2015 were as follows:

Year Ended December 31	Amount
$
2016	9,446,098
2017	8,059,931
2018	3,787,386
2019	974,745
2020	713,510
Then thereafter	1,035,233

Total	24,016,903